UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22908

Blackstone Real Estate Income Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Leon Volchyok

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

WITH COPIES TO:

Rajib Chanda, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, D.C. 20001

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31

Date of reporting period: 7/1/19 - 6/30/20

ITEM 1. PROXY VOTING RECORD.

Blackstone Real Estate Income Master Fund did not hold any securities with respect to which it was entitled to vote during the period from July 1, 2019 through June 30, 2020.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Blackstone Real Estate Income Master Fund

By (Signature and Title):	/s/ Leon Volchyok
Leon Volchyok
Chief Legal Officer, Chief Compliance Officer and Secretary

Date:  July 31, 2020